Capital Lease - Schedule of Future Minimum Lease Payments Due Under Non-Cancelable Capital Lease (Detail) $ in Thousands	Jun. 30, 2019 USD ($)
Leases [Abstract]
2020	$ 2,355
2021	2,419
2022	2,486
2023	2,554
2024	2,624
Thereafter	22,116
Total minimum lease payments	34,554
Less amount representing interest	10,193
Present value of capitalized payments	$ 24,361